Warrants Liabilities - Schedule of Fair Value (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Fair Value [Abstract]
At the beginning of the year	$ 887,689
Issued by the SPAC		1,666,500
Fair value remeasurement (Gain)	(332,189)	(778,811)
At the end of the year	$ 555,500	$ 887,689